ISSUANCE OF NEGOTIABLE OBLIGATIONS - Subordinated Negotiable Obligations (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2019 ARS ($)	Apr. 15, 2016 ARS ($)	Mar. 25, 2013 ARS ($)
Subordinated Negotiable Obligations, Global Program for the Issuance of Negotiable Obligations
ISSUANCE OF NEGOTIABLE OBLIGATIONS
Maximum amount can be issued				$ 2,000,000,000	$ 750,000,000
Borrowings		$ 2,128,759,000	$ 2,119,888,000
Subordinated Negotiable Obligations, Global Program for the Issuance of Negotiable Obligations, Class III, 08/20/2013
ISSUANCE OF NEGOTIABLE OBLIGATIONS
Notional amount	$ 22,500
Term	84 months	84 months
Borrowings, interest rate	7.00%		7.00%
Borrowings		$ 1,340,759,000	$ 1,308,192,000
Subordinated Negotiable Obligations, Global Program for the Issuance of Negotiable Obligations, Class IV, 11/18/2014
ISSUANCE OF NEGOTIABLE OBLIGATIONS
Notional amount	$ 13,441
Term	84 months	84 months
Borrowings, interest rate	7.00%		7.00%
Borrowings		$ 788,000,000	$ 811,696,000